Eaton Vance

California Municipal Bond Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.3%

Security	Principal Amount (000’s omitted)	Value
Education — 18.3%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$770	$772,247
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	645	705,340
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	1,100	1,196,316
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,755	1,773,726
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/43	2,105	2,530,631
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/48	3,000	3,576,090
California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,707,678
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,937,675
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,385	1,490,149
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	945	1,015,270
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,460,589
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,820	3,054,173
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,970	3,213,867
California State University, 5.00%, 11/1/41(1)	9,550	11,212,655
University of California, 5.00%, 5/15/46(1)	12,050	14,077,533

		$56,723,939

Electric Utilities — 1.8%
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$2,397,180
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	1,890	1,955,810
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,130	1,134,011

		$5,487,001

Escrowed/Prerefunded — 11.6%
California Educational Facilities Authority, (California Institute of Technology), Prerefunded to 11/1/19, 5.00%, 11/1/39(1)	$10,000	$10,128,500
California Educational Facilities Authority, (Santa Clara University), Prerefunded to 2/1/20, 5.00%, 2/1/29	285	291,478
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	390	433,466
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	375	416,351
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	5,905	5,931,691
Foothill-De Anza Community College District, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	10,000	10,815,000
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	2,095	2,265,742
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	3,000	3,244,500

Security	Principal Amount (000’s omitted)	Value
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	$1,690	$1,884,857
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	520	521,638

		$35,933,223

General Obligations — 57.0%
Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$2,010,653
Berryessa Union School District, (Election of 2014), 5.00%, 8/1/40(1)	7,450	8,881,518
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	6,900	7,440,822
Cabrillo Unified School District, (Election of 2018), 5.00%, 8/1/48	5,000	5,823,450
California, 5.50%, 11/1/35	5,900	6,221,550
Campbell Union High School District, (Election of 2016), 5.00%, 8/1/36(1)	11,250	13,482,562
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	10,994,490
Desert Community College District, 5.00%, 8/1/36(1)	7,500	8,905,200
El Camino Community College District, (Election of 2012), 5.00%, 8/1/48(1)	10,000	12,190,300
La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	3,375	4,148,145
Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	1,500	1,779,180
Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/48	3,415	3,977,416
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/42(1)	3,000	3,536,880
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,922,779
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,296,167
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,627,600
Redding School District, (Election of 2018), 5.00%, 8/1/48	2,645	3,076,876
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,373,868
San Bruno Park School District, (Election of 2018), 5.00%, 8/1/48	2,500	2,904,675
San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,758,800
San Jose Unified School District, (Election of 2012), 4.00%, 8/1/42(1)	12,000	13,179,240
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,479,863
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,600,625
Santa Rosa High School District, (Election of 2014), 5.00%, 8/1/41	3,495	4,150,557
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,538,450
Ventura County Community College District, 5.00%, 8/1/30(1)	8,000	9,576,080

		$176,877,746

Hospital — 17.0%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$5,000	$5,310,650
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,857,888
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	584,001
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	2,130	2,354,864
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	3,040	3,351,509
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	5,080	5,727,852
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,676,643
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	3,000	3,514,680
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	8,000	9,372,480
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,399,750
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	1,250	1,479,100
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47	8,445	9,992,800
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,049,580

		$52,671,797

Security	Principal Amount (000’s omitted)	Value
Housing — 1.9%
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	$5,000	$5,814,500

		$5,814,500

Insured – Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$4,875	$5,282,891
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,570,400

		$9,853,291

Insured – Escrowed/Prerefunded — 2.8%
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	$3,130	$3,086,806
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	5,750	5,767,768

		$8,854,574

Insured – General Obligations — 16.8%
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	$4,135	$4,008,676
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/44	3,500	4,081,455
Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/45	2,440	2,852,165
Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/48	1,610	1,877,421
Grass Valley School District, (Election of 2018), (BAM), 5.00%, 8/1/45	3,000	3,494,010
Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/42	1,145	1,349,085
Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/45	1,520	1,787,581
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,200,732
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,695,650
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,467,068
San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,626,314
San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	4,104,758
San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,578,128
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	5,089,926
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	3,054,880

		$52,267,849

Insured – Transportation — 0.9%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,865,949

		$2,865,949

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$3,045	$3,443,164

		$3,443,164

Special Tax Revenue — 12.7%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$731,169
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	724,100
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	12,302,152
Riverside County Transportation Commission, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	7,286,703
San Bernardino County Transportation Authority, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	12,005,328
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/36(1)	4,560	5,047,692
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	1,300	1,350,011

		$39,447,155

Security	Principal Amount (000’s omitted)	Value
Transportation — 8.0%
Long Beach, Harbor Revenue, 5.00%, 5/15/27	$2,500	$2,580,775
Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	7,500	8,691,450
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	8,560	8,833,578
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,825	2,910,541
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,852,217

		$24,868,561

Water and Sewer — 18.2%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,289,599
Eastern Municipal Water District Financing Authority, 5.25%, 7/1/42(1)	9,000	11,061,810
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,603,600
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,406,075
Orange County Sanitation District, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,685,300
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	2,500	2,966,075
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/45(1)	4,000	4,624,401

		$56,636,860

Total Tax-Exempt Investments — 171.3% (identified cost $498,193,255)		$531,745,609

Other Assets, Less Liabilities — (71.3)%		$(221,336,129)

Net Assets — 100.0%		$310,409,480

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 13.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 8.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$531,745,609	$—	$531,745,609
Total Investments	$—	$531,745,609	$—	$531,745,609

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.